Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration (Details)	12 Months Ended
	Dec. 31, 2021 shares numberOfPayments installment	Dec. 31, 2020 shares
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | numberOfPayments	5
Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based variable remuneration
Variable Remuneration or bonus deferral period	5 years
Directors | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	214,429	214,429
Maximum number of shares to be delivered at end of period (in shares)	214,429	214,429
Directors | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(57,244)
Shares delivered (deferred payment variable remuneration) (in shares)	(120,769)	(120,769)
Directors | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	241,537	362,306
Maximum number of shares to be delivered at end of period (in shares)	63,524	241,537
Directors | 2017 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(188,057)
Shares delivered (deferred payment variable remuneration) (in shares)	(115,019)	(115,019)
Directors | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	345,058	460,077
Maximum number of shares to be delivered at end of period (in shares)	41,983	345,058
Directors | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(172,336)	(172,336)
Directors | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	689,344	861,680
Maximum number of shares to be delivered at end of period (in shares)	517,008	689,344
Directors | 2019 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(177,613)
Directors | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	888,065	1,480,108
Shares delivered (immediate payment variable remuneration) (in shares)		(592,043)
Maximum number of shares to be delivered at end of period (in shares)	710,452	888,065
Directors | 2020 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(333,837)
Directors | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	834,593
Maximum number of shares to be delivered (in shares)		834,593
Maximum number of shares to be delivered at end of period (in shares)	500,756	834,593
Directors | 2021 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	3,104,881
Directors | 2021 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	3,104,881
Directors | Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | installment	3
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	128,809	128,809
Maximum number of shares to be delivered at end of period (in shares)	128,809	128,809
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(34,177)
Shares delivered (deferred payment variable remuneration) (in shares)	(72,102)	(72,102)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	144,206	216,308
Maximum number of shares to be delivered at end of period (in shares)	37,927	144,206
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(112,692)
Shares delivered (deferred payment variable remuneration) (in shares)	(68,925)	(68,925)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	206,775	275,700
Maximum number of shares to be delivered at end of period (in shares)	25,158	206,775
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(103,304)	(103,304)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	413,215	516,519
Maximum number of shares to be delivered at end of period (in shares)	309,911	413,215
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2019 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(106,463)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	532,316	887,193
Shares delivered (immediate payment variable remuneration) (in shares)		(354,877)
Maximum number of shares to be delivered at end of period (in shares)	425,853	532,316
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2020 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(124,246)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	310,615
Maximum number of shares to be delivered (in shares)		310,615
Maximum number of shares to be delivered at end of period (in shares)	186,369	310,615
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2021 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	1,480,622
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2021 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	1,480,622
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	85,620	85,620
Maximum number of shares to be delivered at end of period (in shares)	85,620	85,620
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(23,067)
Shares delivered (deferred payment variable remuneration) (in shares)	(48,667)	(48,667)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	97,331	145,998
Maximum number of shares to be delivered at end of period (in shares)	25,597	97,331
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(75,364)
Shares delivered (deferred payment variable remuneration) (in shares)	(46,094)	(46,094)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	138,283	184,377
Maximum number of shares to be delivered at end of period (in shares)	16,825	138,283
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(69,032)	(69,032)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	276,129	345,161
Maximum number of shares to be delivered at end of period (in shares)	207,097	276,129
Directors | Mr. Jose Antonio Alvarez Alvarez | 2019 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(71,150)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	355,749	592,915
Shares delivered (immediate payment variable remuneration) (in shares)		(237,166)
Maximum number of shares to be delivered at end of period (in shares)	284,599	355,749
Directors | Mr. Jose Antonio Alvarez Alvarez | 2020 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(67,486)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	168,715
Maximum number of shares to be delivered (in shares)		168,715
Maximum number of shares to be delivered at end of period (in shares)	101,229	168,715
Directors | Mr. Jose Antonio Alvarez Alvarez | 2021 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	999,259
Directors | Mr. Jose Antonio Alvarez Alvarez | 2021 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	999,259
Directors | Mr. Sergio Rial | Maximum | Banco Santander (Brasil) S.A.
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	269,148
Number of shares earned	51,483
Directors | Mr. Sergio Rial | 2020 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(142,105)
Directors | Mr. Sergio Rial | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	355,263
Maximum number of shares to be delivered (in shares)		355,263
Maximum number of shares to be delivered at end of period (in shares)	213,158	355,263
Directors | Mr. Sergio Rial | 2021 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	625,000
Directors | Mr. Sergio Rial | 2021 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	625,000
Directors | Mr. Rodrigo Echenique Gordillo | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	518,517